UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whitman Capital LLC
Address: 525 Middlefield Road, Suite 210
         Menlo Park, CA  94025

13F File Number:  28-05273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas F. Whitman
Title:     Member
Phone:     650-325-9700

Signature, Place, and Date of Signing:

     /s/  Douglas F. Whitman     Menlo Park, CA     February 11, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $99,702 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BROADCOM CORP                  CL A             111320107     3398   130000 SH       SOLE                   130000        0        0
CEVA INC                       COM              157210105     9239   756643 SH       SOLE                   756643        0        0
CISCO SYS INC                  COM              17275R102     2986   110300 SH       SOLE                   110300        0        0
CITRIX SYS INC                 COM              177376100    16212   426509 SH       SOLE                   426509        0        0
DSP GROUP INC                  COM              23332B106     1671   136969 SH       SOLE                   136969        0        0
FOUNDRY NETWORKS INC           COM              35063R100    13669   780194 SH       SOLE                   780194        0        0
INTERNAP NETWORK SVCS CORP     COM PAR $.001    45885A300      688    82619 SH       SOLE                    82619        0        0
KEYNOTE SYS INC                COM              493308100     6145   437346 SH       SOLE                   437346        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    17990  1286868 SH       SOLE                  1286868        0        0
MICROSEMI CORP                 COM              595137100     3275   147929 SH       SOLE                   147929        0        0
PC-TEL INC                     COM              69325Q105     8692  1267002 SH       SOLE                  1267002        0        0
QLOGIC CORP                    COM              747277101    11266   793400 SH       SOLE                   793400        0        0
SOURCEFORGE INC                COM              83616W101     4471  1824716 SH       SOLE                  1824716        0        0